FAIR VALUE MEASUREMENTS (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0	$ 0
Additions	449,624
Change in fair value	2,201,531	0
Ending balance	2,651,155	0
Change in unrealized losses included in earnings	$ 2,201,531	$ 0